Shares issued and treasury shares held; Conditional share capital	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital [textblock]
UBS Group AG shares issued and treasury shares held
	For the year ended
Number of shares	31.12.17	31.12.16

Shares issued
Balance at the beginning of the year	3,850,766,389	3,849,731,535
Issuance of shares	2,330,214	1,034,854
Balance at the end of the year	3,853,096,603	3,850,766,389

Treasury shares
Balance at the beginning of the year	138,441,772	98,706,275
Acquisitions	54,828,640	90,448,847
Disposals	(60,968,862)	(50,713,350)
Balance at the end of the year	132,301,550	138,441,772

Conditional share capital

As of 31 December 2017, 127,664,622 additional UBS Group AG shares could have been issued to fund UBS’s employee share option programs.

Additional conditional capital up to a maximum number of 380,000,000 UBS Group AG shares was available as of 31 December 2017 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.

UBS AG
Disclosure Of Classes Of Share Capital [Line Items]
Disclosure of shares issued, treasury shares held and conditional share capital [textblock]

UBS AG shares issued and treasury shares held

As of 31 December 2017, shares issued by UBS AG totaled 3,858,408,466 (31 December 2016: 3,858,408,466 shares).

No treasury shares were held as of 31 December 2017 and as of 31 December 2016.

Conditional share capital

As of 31 December 2017, UBS AG’s share capital could have been increased through the issuance of 136,200,312 shares upon exercise of employee options.

Additional conditional capital up to a maximum number of 380,000,000 shares was available as of 31 December 2017 for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments.